Significant judgments, estimates and assumptions (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Impairment loss recognised in profit or loss	$ 271.7	$ (68.0)	$ 262.1
Impairment reversal amount		$ 75.5
Weyburn
Subsidiaries
Impairment loss recognised in profit or loss	$ 60.5
The Mineral Resource Company II, LLC
Subsidiaries
Proportion of ownership interest in subsidiary		49.90%
The Mineral Resource Company II, LLC | Bottom
Subsidiaries
Distributions received (as a percent)		50.00%
The Mineral Resource Company II, LLC | Top
Subsidiaries
Distributions received (as a percent)		75.00%